Subsequent Events	3 Months Ended
Mar. 31, 2026
Subsequent Events [Abstract]
Subsequent Events

Note 11 – Subsequent Events

Management evaluated subsequent events and transactions that occurred after the balance sheet date, up to the date that the financial statements were issued. Based upon this review, other than as set forth below, management did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

On April 23, 2026, the Company entered into an exchange agreement (the “Exchange Agreement”) with the accredited investors to exchange 750 outstanding shares of the Company’s Series C preferred stock (including accrued dividends thereon) for 216,525 shares of common stock at an exchange price of $3.91 per common share. No shares of Series C preferred stock remain outstanding.

On April 24, 2026, the Company sold 1,405,006 common shares, 3,679,737 pre-funded warrants, and 5,084,783 common warrants in a registered public offering pursuant to (i) a Form S-1 Registration Statement (as amended, the “Registration Statement”) (File No. 333 294887) filed with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended (the “Act”), and (ii) the related prospectus dated April 24, 2026 as filed with the Commission on April 27, 2026. The gross proceeds of this public offering were $12 million.